UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22041

                             Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report

April 30, 2017

To Our Shareholders,

For the six months ended April 30, 2017, the net asset value (“NAV”) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 8.3% compared with an increase of 13.3% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the six months ended April 30, 2017 was 0.2%. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2017.

Comparative Results

Average Annual Returns through April 30, 2017 (a)(b) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (2/28/01)
Class A (EMAAX)	8.31%	8.31%	5.70%	3.04%	4.59%
With sales charge (c)	2.09	2.09	4.45	2.43	4.21
Class AAA (EAAAX)	8.51	8.51	5.91	3.19	4.68
Class C (EMACX)	8.03	7.68	5.11	2.47	4.02
With contingent deferred sales charge (d)	7.03	6.68	5.11	2.47	4.02
Class Y (EMAYX)	8.61	8.84	6.19	3.51	5.06
S&P 500 Index	13.32	17.92	13.68	7.15	6.22
Lipper U.S. Treasury Money Market Fund Average	0.07	0.10	0.03	0.42	1.07
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.23	0.40	0.15	0.65	1.46

In the current prospectuses dated February 28, 2017, the Fund’s expense ratios are 1.52%, 1.72%, 2.27%, and 1.27% for the Class AAA, A, C, and Y Shares, respectively. See page 10 for expense ratios for the six months ended April 30, 2017. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Shares’ NAV are used to calculate the performance for the periods prior to the issuance of the Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher due to lower expenses associated with this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends October 31.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Gabelli Enterprise Mergers and Acquisitions Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from November 1, 2016 through April 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$1,085.10	1.51%	$ 7.81
Class A	$1,000.00	$1,083.10	1.71%	$ 8.83
Class C	$1,000.00	$1,080.30	2.26%	$11.66
Class Y	$1,000.00	$1,086.10	1.26%	$ 6.52
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.31	1.51%	$ 7.55
Class A	$1,000.00	$1,016.31	1.71%	$ 8.55
Class C	$1,000.00	$1,013.59	2.26%	$11.28
Class Y	$1,000.00	$1,018.55	1.26%	$ 6.31
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2017:

Gabelli Enterprise Mergers and Acquisitions Fund

U.S. Government Obligations	23.9%
Health Care.	13.3%
Retail	5.6%
Financial Services	5.4%
Specialty Chemicals	5.3%
Wireless Communications	5.1%
Energy and Utilities	5.1%
Food and Beverage	4.9%
Media	4.0%
Cable and Satellite	3.6%
Telecommunications	3.1%
Diversified Industrial	3.0%
Business Services	2.6%
Semiconductors	2.1%
Building and Construction	2.0%

Hotels and Gaming	1.7%
Equipment and Supplies	1.5%
Aerospace and Defense	1.3%
Communications Equipment	1.1%
Transportation	1.0%
Machinery	0.9%
Entertainment	0.7%
Automotive: Parts and Accessories	0.6%
Metals and Mining	0.5%
Consumer Services	0.3%
Real Estate Investment Trusts	0.3%
Containers and Packaging	0.3%
Consumer Products	0.2%
Computer Software and Services	0.1%
Other Assets and Liabilities (Net)	0.5%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 75.4%
	Aerospace and Defense — 1.3%
10,000	Arconic Inc.	$218,979	$273,300
40,000	Kaman Corp.	1,361,916	1,920,400

		1,580,895	2,193,700

	Automotive: Parts and Accessories — 0.6%
10,000	Federal-Mogul Holdings Corp.†	90,132	100,000
24,000	Haldex AB	288,867	322,446
1,200	Mobileye NV†	73,572	74,304
7,800	Tenneco Inc.	24,840	491,634

		477,411	988,384

	Building and Construction — 2.0%
52,000	Griffon Corp.	442,000	1,248,000
5,000	Headwaters Inc.†	118,170	118,800
10,000	Nobility Homes Inc.	133,178	158,750
14,000	Norbord Inc.	318,662	433,420
17,000	Skyline Corp.†	92,454	104,720
11,000	Vulcan Materials Co.	432,608	1,329,680

		1,537,072	3,393,370

	Business Services — 2.6%
180,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,360,637	927,000
7,000	DH Corp.	131,726	130,200
115,800	The Interpublic Group of Companies Inc.	2,258,275	2,729,479
72,500	TIO Networks Corp.†	183,853	176,331
1,111	Vectrus Inc.†.	19,941	28,264
2,000	XPO Logistics Europe SA†	484,562	427,006

		4,438,994	4,418,280

	Cable and Satellite — 3.6%
7,119	AMC Entertainment Holdings Inc., Cl. A	246,317	215,706
20,000	DISH Network Corp., Cl. A†	386,434	1,288,800
4,000	Liberty Broadband Corp., Cl. A†	17,490	359,720
6,000	Liberty Broadband Corp., Cl. C†	103,161	546,960
21,000	Liberty Global plc, Cl. A†	735,349	743,820
28,000	Liberty Global plc, Cl. C†	994,232	969,080
5,700	Liberty Global plc LiLAC, Cl. A†	173,418	122,379
8,494	Liberty Global plc LiLAC, Cl. C†	272,758	185,509
5,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	11,443	169,550
5,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	13,511	175,100
6,500	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	19,439	247,650
6,500	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	25,888	246,935
3,000	Scripps Networks Interactive Inc., Cl. A	211,166	224,160
20,000	Shaw Communications Inc., Cl. B	265,164	424,200

Shares		Cost	Market Value

20,000	Sky plc	$257,787	$256,968

		3,733,557	6,176,537

	Communications Equipment — 1.1%
83,000	Brocade Communications Systems Inc.	1,029,622	1,043,310
20,000	Digi International Inc.†	269,402	248,000
6,925	exactEarth Ltd.†	19,881	6,646
4,050	Harris Corp.	317,551	453,155
6,600	Park Electrochemical Corp.	93,217	114,312

		1,729,673	1,865,423

	Computer Software and Services — 0.1%
1,000	Dell Technologies Inc., Cl. V†	46,886	67,110
60,000	FalconStor Software Inc.†	168,576	20,370
1,000	Halogen Software Inc.†	9,494	9,135
200	InterXion Holding NV†	6,505	8,332

		231,461	104,947

	Consumer Products — 0.2%
100	Accell Group	3,366	3,486
75,000	Avon Products Inc.†	515,883	363,750
3,000	Bang & Olufsen A/S†	30,849	44,814

		550,098	412,050

	Consumer Services — 0.3%
2,000	Funespana SA†	18,121	15,947
6,000	MoneyGram International Inc.†	105,583	106,860
9,000	Rollins Inc.	18,036	349,470

		141,740	472,277

	Containers and Packaging — 0.3%
6,000	Greif Inc., Cl. A	244,874	351,720
1,000	Greif Inc., Cl. B	37,738	67,350

		282,612	419,070

	Diversified Industrial — 3.0%
2,000	Handy & Harman Ltd.†	55,710	54,500
255,000	Myers Industries Inc.	5,000,475	4,156,500
50,000	TRC Companies Inc.†	874,000	875,000

		5,930,185	5,086,000

	Energy and Utilities — 5.0%
7,000	Alerion Cleanpower SpA	19,191	21,701
500,000	Alvopetro Energy Ltd.†	467,728	69,595
7,600	Anadarko Petroleum Corp.	537,511	433,352
4,000	Avangrid Inc.	155,000	174,000
1,000	Clayton Williams Energy Inc.†	137,182	124,899
1,000	Delta Natural Gas Co. Inc.	30,046	30,300
38,000	Endesa SA	1,064,270	895,547
200	Etablissements Maurel et Prom†	874	756
10,000	Gas Natural Inc.	124,792	125,000
75,000	GenOn Energy Inc., Escrow†	0	0
345,000	Gulf Coast Ultra Deep Royalty Trust†	603,750	25,014

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
5,100	Hafslund ASA, Cl. A	$58,816	$58,805
2,500	Hawaiian Electric Industries Inc.	74,415	83,800
12,500	NorthWestern Corp.	343,998	747,250
8,001	Royal Dutch Shell plc, Cl. B	181,898	212,688
10,000	Severn Trent plc	277,722	301,135
1,000	Southwest Gas Holdings Inc.	34,833	83,760
10,000	TerraForm Global Inc., Cl. A†	49,425	47,500
90,000	Westar Energy Inc.	5,078,781	4,682,700
140,000	WesternZagros Resources Ltd.†	409,637	17,435
100	WGL Holdings Inc.	8,098	8,246
44,000	Whiting Petroleum Corp.†	750,923	365,200

		10,408,890	8,508,683

	Entertainment — 0.7%
3,600	Discovery Communications Inc., Cl. A†	26,174	103,608
10,800	Discovery Communications Inc., Cl. C†	60,976	302,184
180,000	Dover Motorsports Inc.	667,976	369,000
128,900	Euro Disney SCA†	274,792	280,822
8,140	Lions Gate Entertainment Corp., Cl. B†	212,454	194,139

		1,242,372	1,249,753

	Equipment and Supplies — 1.5%
47,300	Axis Communications AB	1,895,619	1,816,211
6,000	MOCON Inc.	178,521	179,100
30,000	Multi Packaging Solutions International Ltd.†	536,321	538,500

		2,610,461	2,533,811

	Financial Services — 5.4%
3,000	Allied World Assurance Co. Holdings AG	154,213	159,270
1,400	Argo Group International Holdings Ltd.	28,231	92,330
1,000	Aspen Insurance Holdings Ltd.	43,388	52,350
135,000	Astoria Financial Corp.	2,017,323	2,752,650
5,000	BKF Capital Group Inc.†	200,759	36,450
14,000	EverBank Financial Corp.	272,201	273,000
1,500	FBR & Co.	27,807	27,150
2,900	Forestar Group Inc.†	41,082	41,035
307,836	Fortress Investment Group LLC, Cl. A	2,434,995	2,475,001
3,000	Kinnevik AB, Cl. A	103,561	94,769
90,000	Navient Corp.	849,595	1,368,000
3,400	Nordnet AB, Cl. B	14,279	14,587
100	Patriot National Inc.†	968	289
100,000	SLM Corp.†	573,264	1,254,000
1,600	SLM Solutions Group AG†	55,332	67,380
20,025	Sterling Bancorp	201,872	465,581

Shares		Cost	Market Value

400	Topdanmark A/S†	$11,380	$10,949

		7,030,250	9,184,791

	Food and Beverage — 4.9%
60,000	AdvancePierre Foods Holdings Inc.	2,401,200	2,437,200
4,500	Flowers Foods Inc.	10,669	88,245
30,000	GrainCorp Ltd., Cl. A	341,966	200,379
5,000	Mead Johnson Nutrition Co.	434,525	443,600
10,000	Mondelēz International Inc., Cl. A	425,100	450,300
600,000	Parmalat SpA	2,108,080	2,032,635
2,000,000	Premier Foods plc†	1,376,332	1,107,398
4,650	Snyder’s-Lance Inc.	152,287	163,959
1,500	The Hershey Co.	142,995	162,300
32,960	Tootsie Roll Industries Inc.	656,478	1,231,056
450,000	Yashili International Holdings Ltd.	189,692	78,680

		8,239,324	8,395,752

	Health Care — 13.2%
20,000	Actelion Ltd.	5,458,670	5,338,693
3,500	Akorn Inc.†	115,008	117,075
35,000	Alere Inc.†	1,808,460	1,720,950
5,500	Allergan plc	1,322,108	1,341,230
33,000	AstraZeneca plc, ADR	1,225,869	998,250
5,000	Bio-Rad Laboratories Inc., Cl. A†	498,287	1,091,300
15,000	Bristol-Myers Squibb Co.	465,021	840,750
1,000	Chemed Corp.	30,478	201,380
4,300	Cigna Corp.	606,775	672,391
2,500	CR Bard Inc.	757,572	768,700
3,000	Depomed Inc.†	61,729	35,970
12,000	Exactech Inc.†	161,584	355,800
16,500	Exova Group plc	50,743	50,969
8,000	Grifols SA, ADR	53,680	173,680
1,500	Humana Inc.	271,636	332,970
5,700	ICU Medical Inc.†	365,322	876,660
3,000	Illumina Inc.†	157,770	554,580
75,000	Innocoll Holdings plc†	160,706	154,500
100	LifeWatch AG†	1,336	1,432
6,000	Mylan NV†	293,980	224,100
1,000	Nexvet Biopharma plc†	6,655	6,600
3,000	Perrigo Co. plc	276,734	221,820
6,000	Smith & Nephew plc, ADR	206,505	199,440
27,000	STADA Arzneimittel AG	1,850,394	1,912,605
16,500	VCA Inc.†	1,498,216	1,510,905
50,000	Zeltiq Aesthetics Inc.†	2,779,505	2,824,000

		20,484,743	22,526,750

	Hotels and Gaming — 1.7%
20,000	Belmond Ltd., Cl. A†	224,642	248,000
800	Churchill Downs Inc.	26,193	133,440
2,000	Eldorado Resorts Inc.†	9,768	38,250
3,500	Intrawest Resorts Holdings Inc.†	82,867	82,530

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2017 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
38,000	Ryman Hospitality Properties Inc.	$1,354,565	$2,423,640

		1,698,035	2,925,860

	Machinery — 0.9%
5,000	CIRCOR International Inc.	178,053	333,550
25,000	CNH Industrial NV	214,917	275,865
19,000	Xylem Inc.	512,117	976,790

		905,087	1,586,205

	Media — 4.0%
3,000	Telegraaf Media Groep NV†	19,115	20,254
70,000	Telenet Group Holding NV†	3,168,058	4,251,759
50,000	The E.W. Scripps Co., Cl. A†	853,140	1,114,000
14,000	Time Warner Inc.	1,108,943	1,389,780
2,000	tronc Inc.†	22,980	28,680

		5,172,236	6,804,473

	Metals and Mining — 0.5%
35,000	Alamos Gold Inc., Cl. A	496,582	250,600
2,222	Alcoa Corp.	53,256	74,948
17,752	AuRico Metals Inc.†	9,447	14,435
12,500	Canam Group Inc.	111,928	111,443
19,000	Pan American Silver Corp.	298,459	318,604

		969,672	770,030

	Real Estate Investment Trusts — 0.3%
6,000	Brookfield Canada Office Properties	143,123	142,940
20,000	Milestone Apartments Real Estate Investment Trust	325,561	324,530

		468,684	467,470

	Retail — 5.6%
4,000	Aaron’s Inc.	113,021	143,760
30,000	Cabela’s Inc.†	1,804,391	1,638,000
60,000	CST Brands Inc.	2,770,691	2,897,400
8,000	Panera Bread Co., Cl. A†	2,493,461	2,501,440
355,000	Rite Aid Corp.†	2,834,966	1,420,000
6,000	SpartanNash Co.	60,130	220,800
29,000	Village Super Market Inc., Cl. A	662,626	765,310

		10,739,286	9,586,710

	Semiconductors — 2.1%
14,800	AIXTRON SE†	60,369	81,156
15,000	Exar Corp.†	194,887	195,150
150,000	InvenSense Inc.†	1,910,405	1,929,000
1,000	MoSys Inc.†	39,042	990
13,000	NXP Semiconductors NV†	1,286,564	1,374,750

		3,491,267	3,581,046

	Specialty Chemicals — 5.3%
2,000	Akzo Nobel NV	162,338	174,898
7,000	Ferro Corp.†	98,512	125,440

Shares		Cost	Market Value

1,500	Linde AG	$248,756	$269,520
4,000	Monsanto Co.	411,181	466,440
34,000	SGL Carbon SE†	652,505	343,807
28,000	Syngenta AG, ADR	2,552,365	2,604,840
45,000	The Valspar Corp.	4,740,686	5,059,800

		8,866,343	9,044,745

	Telecommunications — 3.1%
280,000	Asia Satellite Telecommunications Holdings Ltd.†	604,206	340,175
42,000	Cincinnati Bell Inc.†	759,572	791,700
8,500	Hitachi Kokusai Electric Inc.	190,555	190,626
220,000	Koninklijke KPN NV	657,892	636,261
50,000	Level 3 Communications Inc.†	2,743,613	3,038,000
5,000	Loral Space & Communications Inc.†	234,737	191,750
1,500	Lumos Networks Corp.†	26,557	26,865
500	NeuStar Inc., Cl. A†	16,714	16,600
1,000	Rogers Communications Inc., Cl. B	2,955	45,860

		5,236,801	5,277,837

	Transportation — 1.0%
3,000	GATX Corp.	118,937	179,700
1,000	International Road Dynamics Inc.†	3,174	3,091
54,000	Navistar International Corp.†	1,053,888	1,453,140
100	Swift Transportation Co.†	2,410	2,458

		1,178,409	1,638,389

	Wireless Communications — 5.1%
45,000	Millicom International Cellular SA, SDR	2,731,862	2,469,150
58,000	Sprint Corp.†	300,473	523,740
9,000	Telephone & Data Systems Inc.	255,177	247,140
40,000	T-Mobile US Inc.†	650,000	2,690,800
70,000	United States Cellular Corp.†	3,221,188	2,742,600

		7,158,700	8,673,430

	TOTAL COMMON STOCKS	116,534,258	128,285,773

	RIGHTS — 0.2%
	Energy and Utilities — 0.1%
90,000	Dyax Corp., CVR†	0	99,900

	Health Care — 0.1%
20,000	Adolor Corp., CPR, expire 07/01/19†	0	10,400
13,000	Ambit Biosciences Corp., CVR†	0	7,800
5,000	American Medical Alert Corp., CPR†	0	50
11,000	Chelsea Therapeutics International Ltd., CVR†	1,210	1,210

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2017 (Unaudited)

Shares		Cost	Market Value

	RIGHTS (Continued)
	Health Care (Continued)
20,000	Durata Therapeutics Inc., CVR, expire 12/31/19†	$0	$0
100	Omthera Pharmaceuticals Inc., CVR†	0	60
250,200	Synergetics USA Inc., CVR†	25,020	25,020
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	74,375	0
7,000	Tobira Therapeutics Inc., CVR†	96,180	96,180

		196,785	140,720

	Media — 0.0%
40,000	Media General Inc., CVR, expire 12/31/17†	0	68,400

	Retail — 0.0%
220,000	Safeway Casa Ley, CVR, expire 01/30/19†	39,570	83,600
220,000	Safeway PDC, CVR, expire 01/30/18†	1,900	4,400

		41,470	88,000

	TOTAL RIGHTS	238,255	397,020

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
45,000	Kinder Morgan Inc., expire 05/25/17†	87,715	72

	Metals and Mining — 0.0%
850	Hudbay Minerals Inc., expire 07/20/18†	962	268

	TOTAL WARRANTS	88,677	340

Principal Amount		Cost	Market Value

	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$ 7,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24	$3,010	$3,010

	U.S. GOVERNMENT OBLIGATIONS — 23.9%
40,763,000	U.S. Treasury Bills, 0.495% to 0.914%††, 05/18/17 to 10/05/17(a)	40,695,687	40,694,947

	TOTAL INVESTMENTS — 99.5%	$157,559,887	169,381,090

	Other Assets and Liabilities (Net) — 0.5%		883,489

	NET ASSETS — 100.0%		$170,264,579

(a)	At April 30, 2017, $500,000 of the principal amount was pledged as collateral with Pershing.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
PIK	Payment-in-kind
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $157,559,887)	$169,381,090
Foreign currency, at value (cost $2,833,305)	2,779,070
Receivable for Fund shares sold	884,712
Receivable for investments sold	3,391
Dividends receivable	15,834
Prepaid expenses	32,196

Total Assets	173,096,293

Liabilities:
Payable to custodian	1,908,965
Payable for Fund shares redeemed	275,995
Payable for investments purchased	364,673
Payable for investment advisory fees	130,062
Payable for distribution fees	56,877
Payable for accounting fees	3,750
Payable for payroll expenses	1,062
Other accrued expenses	90,330

Total Liabilities	2,831,714

Net Assets (applicable to 11,743,926 shares outstanding)	$170,264,579

Net Assets Consist of:
Paid-in capital	$161,335,594
Accumulated net investment loss	(586,312)
Accumulated net realized loss on investments and foreign currency transactions	(2,251,713)
Net unrealized appreciation on investments	11,821,203
Net unrealized depreciation on foreign currency translations	(54,193)

Net Assets	$170,264,579

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,534,535 ÷ 309,140 shares outstanding; 100,000,000 shares authorized)	$14.67
Class A:
Net Asset Value and redemption price per share ($52,994,197 ÷ 3,664,337 shares outstanding; 200,000,000 shares authorized)	$14.46
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.34
Class C:
Net Asset Value and offering price per share ($44,092,193 ÷ 3,309,097 shares outstanding; 100,000,000 shares authorized)	$13.32 (a)
Class Y:
Net Asset Value, offering, and redemption price per share ($68,643,654 ÷ 4,461,352 shares outstanding; 100,000,000 shares authorized)	$15.39

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $14,732)	$908,024
Interest	86,786
Other Income*	3,735

Total Investment Income	998,545

Expenses:
Investment advisory fees	768,452
Distribution fees - Class AAA	5,475
Distribution fees - Class A	114,754
Distribution fees - Class C	225,496
Shareholder services fees	79,017
Directors’ fees	37,643
Registration expenses	37,284
Shareholder communications expenses	29,944
Legal and audit fees	22,720
Accounting fees	22,500
Custodian fees	16,585
Interest expense	8,767
Payroll expenses	1,694
Miscellaneous expenses	11,862

Total Expenses	1,382,193

Less:
Expenses paid indirectly by broker (See Note 6)	(1,254)

Net Expenses	1,380,939

Net Investment Loss	(382,394)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short and Foreign Currency:
Net realized gain on investments	3,583,907
Net realized loss on foreign currency transactions	(75,088)

Net realized gain on investments and foreign currency transactions	3,508,819

Net change in unrealized appreciation/depreciation:
on investments	9,872,197
on securities sold short	(8,914)
on foreign currency translations	44,387

Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	9,907,670

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short and Foreign Currency	13,416,489

Net Increase in Net Assets Resulting from Operations	$13,034,095

*	The Fund received a reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(382,394)	$(190,576)
Net realized gain on investments, securities sold short, and foreign currency transactions	3,508,819	10,307,496
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	9,907,670	(8,302,711)

Net Increase in Net Assets Resulting from Operations	13,034,095	1,814,209

Capital Share Transactions:
Class AAA	117,460	(922,957)
Class A	155,408	(9,998,717)
Class C	(3,841,584)	(9,735,326)
Class Y	4,122,260	(18,350,000)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	553,544	(39,007,000)

Redemption Fees	67	2,048

Net Increase/(Decrease) in Net Assets	13,587,706	(37,190,743)
Net Assets:
Beginning of year	156,676,873	193,867,616

End of period (including undistributed net investment income of $0 and $0, respectively)	$170,264,579	$156,676,873

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations							Ratios to Average Net Assets/ Supplemental Data
Year Ended October 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2017(c)	$13.52	$(0.02)		$1.17	$1.15	$0.00	$14.67	8.51%	$4,535	(0.31	)%(d)	1.51	%(d)(e)(f)(g)	62%
2016	13.31	0.01		0.20	0.21	0.00	13.52	1.58	4,069	0.07		1.52	(e)(f)(g)	151
2015	12.86	(0.07)		0.52	0.45	0.00	13.31	3.50	4,943	(0.51)		1.47	(e)(f)	162
2014	12.66	(0.03)		0.23	0.20	0.00	12.86	1.58	11,315	(0.24)		1.46	(e)	181
2013	11.00	0.04		1.62	1.66	0.00	12.66	15.09	8,671	0.37		1.49		197
2012(h)	10.60	(0.08)		0.48	0.40	0.00	11.00	3.77	7,814	(0.75)		1.50		202
Class A
2017(c)	$13.35	$(0.03)		$1.14	$1.11	$0.00	$14.46	8.31%	$52,994	(0.49	)%(d)	1.71	%(d)(e)(f)(g)	62%
2016	13.17	(0.02)		0.20	0.18	0.00	13.35	1.37	48,770	(0.13)		1.72	(e)(f)(g)	151
2015	12.75	(0.08)		0.50	0.42	0.00	13.17	3.29	58,039	(0.63)		1.67	(e)(f)	162
2014	12.57	(0.06)		0.24	0.18	0.00	12.75	1.43	93,980	(0.51)		1.66	(e)	181
2013	10.94	0.02		1.61	1.63	0.00	12.57	14.90	109,446	0.15		1.69		197
2012(h)	10.57	(0.11)		0.48	0.37	0.00	10.94	3.50	103,827	(1.00)		1.70		202
Class C
2017(c)	$12.33	$(0.07)		$1.06	$0.99	$0.00	$13.32	8.03%	$44,092	(1.05	)%(d)	2.26	%(d)(e)(f)(g)	62%
2016	12.23	(0.08)		0.18	0.10	0.00	12.33	0.82	44,424	(0.67)		2.27	(e)(f)(g)	151
2015	11.91	(0.14)		0.46	0.32	0.00	12.23	2.69	53,738	(1.19)		2.22	(e)(f)	162
2014	11.81	(0.12)		0.22	0.10	0.00	11.91	0.85	57,616	(1.04)		2.21	(e)	181
2013	10.33	(0.04)		1.52	1.48	0.00	11.81	14.33	58,062	(0.39)		2.24		197
2012(h)	10.04	(0.16)		0.45	0.29	0.00	10.33	2.89	51,498	(1.56)		2.25		202
Class Y
2017(c)	$14.17	$(0.00	)(b)	$1.22	$1.22	$0.00	$15.39	8.61%	$68,644	(0.04	)%(d)	1.26	%(d)(e)(f)(g)	62%
2016	13.91	0.05		0.21	0.26	0.00	14.17	1.87	59,414	0.33		1.27	(e)(f)(g)	151
2015	13.41	(0.03)		0.53	0.50	0.00	13.91	3.73	77,148	(0.20)		1.21	(e)(f)	162
2014	13.16	(0.00)		0.25	0.25	0.00	13.41	1.90	80,672	(0.03)		1.21	(e)	181
2013	11.41	0.06		1.69	1.75	0.00	13.16	15.34	66,746	0.48		1.24		197
2012(h)	10.97	(0.05)		0.49	0.44	0.00	11.41	4.01	32,883	(0.49)		1.25		202

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended April 30, 2017, unaudited.
(d)	Annualized.
(e)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended October 31, 2016 would have been 1.50% (Class AAA), 1.70% (Class A), 2.25% (Class C), and 1.25% (Class Y), respectively. For the six months ended April 30, 2017 and the years ended October 31, 2015, and 2014, there was no impact on the expense ratios.

(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended April 30, 2017 and the years ended October 31, 2016 and 2015, there was no impact on the expense ratios.

(g)

For the six months ended April 30, 2017 and the year ended October 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in these periods, the expense ratios would have been 1.51% and 1.44% (Class AAA), 1.71% and 1.64% (Class A), 2.26% and 2.19% (Class C), and 1.26% and 1.19% (Class Y), respectively.

(h)

During the year ended October 31, 2012, the Fund changed its previously recognized estimate of the characterization of prior year income associated with a portfolio holding involved in a corporate reorganization that was subsequently sold. If this recharacterization had not occurred, Net Investment Income(Loss) would have been $(0.02) (Class AAA), $(0.05) (Class A), $(0.10) (Class C), and $0.00 (Class Y), respectively, Net Realized and Unrealized Gain on Investments would have been $0.42 (Class AAA and Class A), $0.39 (Class C), and $0.44 (Class Y), respectively, and Net Investment Income (Loss) Ratio would have been (0.22)% (Class AAA), (0.47)% (Class A), (1.00)% (Class C), and 0.02% (Class Y), respectively.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund is a series of the Gabelli 787 Fund, Inc. (the “Corporation”), which was organized in Maryland and commenced operations on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$888,384	—	$100,000	$988,384
Building and Construction	3,234,620	$158,750	—	3,393,370
Energy and Utilities	8,383,784	—	124,899	8,508,683
Financial Services	9,133,754	36,450	14,587	9,184,791
Health Care	19,702,750	—	2,824,000	22,526,750
Real Estate Investment Trusts	142,940	—	324,530	467,470
All Other Industries (a)	83,216,325	—	—	83,216,325
Total Common Stocks	124,702,557	195,200	3,388,016	128,285,773
Rights (a)	—	88,000	309,020	397,020
Warrants (a)	340	—	—	340
Corporate Bonds (a)	—	—	3,010	3,010
U.S. Government Obligations	—	40,694,947	—	40,694,947
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$124,702,897	$40,978,147	$3,700,046	$169,381,090

(a)      Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended April 30, 2017, the Fund had transfers of $106,566 or 0.07% from Level 1 to Level 3, $155,000 or 0.10% from Level 1 to Level 2, $88,000 or 0.06% from Level 3 to Level 2, and $7,821 or 0.00% from Level 2 to Level 1 of net assets as of October 31, 2016. Transfers from Level 1 to Level 3 and Level 1 to Level 2 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine price. Transfers from Level 2 to Level 1 and Level 3 to Level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase in available market inputs to determine price. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	still held at
	10/31/16	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3††	Level 3††	4/30/17	4/30/17†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	—	—	—	$ 7,400	—	—	$ 92,600	—	$100,000	$ 7,400
Energy and Utilities	$0	—	—	(12,283)	$ 137,182	—	—	—	124,899	(12,283)
Financial Services	—	—	—	621	—	—	13,966	—	14,587	621
Media	628,725	—	$168,321	(74,732)	—	$ (722,314)	—	—	—	—
Health Care	—	—	—	44,495	2,779,505	—	—	—	2,824,000	44,495
Real Estate Investment Trusts	—	—	—	(1,031)	325,561	—	—	—	324,530	(1,031)
Total Common Stocks	628,725	—	168,321	(35,530)	3,242,248	(722,314)	106,566	—	3,388,016	39,202
Rights	1,120,100	—	336,191	(84,973)	96,180	(1,070,478)	—	$(88,000)	309,020	(14,280)
Corporate Bonds	—	—	—	—	3,010	—	—	—	3,010	—
TOTAL INVESTMENTS IN SECURITIES	$1,748,825	—	$504,512	$(120,503)	$3,341,438	$(1,792,792)	$106,566	$(88,000)	$3,700,046	$ 24,922

†       Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††     The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following table summarizes the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of April 30, 2017:

Description	Balance at 04/30/17	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
		Acquisition price/
Rights	$ 309,020	Last available closing price	Discount Range	0%
Corporate Bonds	3,010	Acquisition price	Discount Range	0%
All Other Investments (a)	3,388,016
	$3,700,046

(a)      Includes fair value securities of investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at April 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At April 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended April 30, 2017, the Fund incurred $50 in service fees related to its investment positions sold short and held by the broker. At April 30, 2017, there were no short sales outstanding.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At April 30, 2017, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the fiscal year ended October 31, 2016.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At October 31, 2016, the Fund had net capital loss carryforwards for federal income tax purposes of $3,064,357 which are available to reduce future required distributions of net capital gains to shareholders through 2017. The Fund is permitted to carry forward for an unlimited period capital losses incurred in fiscal years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at April 30, 2017:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$159,978,393	$21,324,706	$(11,922,009)	$9,402,697

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

As per the approval of the Board, the Fund is allocated a portion of the Chief Compliance Officer’s cost. For the six months ended April 30, 2017, the Fund paid or accrued $1,694 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director receive annual fees of $1,500 and $2,000, respectively. The Chairmen of the Proxy Voting Committee and the Nominating Committee each receive annual fees of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to the G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.45%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2017, other than short term securities and U.S. Government obligations, aggregated $80,764,203 and $89,331,459, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended April 30, 2017, the Fund paid $49,797 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $8,264 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended April 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,254.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended April 30, 2017, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class Y Shares. Class AAA Shares and Class Y Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2017 and the year ended October 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	56,273	$805,817	109,756	$1,478,333
Shares redeemed	(47,990)	(688,357)	(180,147)	(2,401,290)

Net increase/(decrease)	8,283	$117,460	(70,391)	$(922,957)

Class A
Shares sold	424,312	$6,012,421	416,097	$5,502,463
Shares redeemed	(413,905)	(5,857,013)	(1,170,599)	(15,501,180)

Net increase/(decrease)	10,407	$155,408	(754,502)	$(9,998,717)

Class C
Shares sold	155,661	$2,028,279	383,150	$4,699,402
Shares redeemed	(449,208)	(5,869,863)	(1,174,428)	(14,434,728)

Net decrease	(293,547)	$(3,841,584)	(791,278)	$(9,735,326)

Class Y
Shares sold	932,484	$14,046,319	1,326,196	$18,659,209
Shares redeemed	(664,532)	(9,924,059)	(2,677,853)	(37,009,209)

Net increase/(decrease)	267,952	$4,122,260	(1,351,657)	$(18,350,000)

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 22, 2017, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser. The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2) The performance of the Fund and the Adviser. The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five and ten year average annual total return for the periods ended December 31, 2016, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one-year, three-year, five-year, and ten-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund. In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were lower than the median when compared to those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2016. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale. With respect to the Board Members consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors. In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund. Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

GABELLI ENTERPRISE MERGERS AND

ACQUISITIONS FUND

A Portfolio of the Gabelli 787 Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and,

Chief Financial Officer, KeySpan

Corporation

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director,

GAMCO Asset Management Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q217SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/15/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	6/15/2017

*	Print the name and title of each signing officer under his or her signature.